                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06590

Morgan Stanley Insured Municipal Income Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
         (Address of principal executive offices)                     (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: October 31, 2004

Date of reporting period: April 30, 2004

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Insured Municipal Income Trust performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Trust's financial statements and a list of Trust investments.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Trust will achieve its investment objective. The Trust is subject to market risk, which is the possibility that market values of securities owned by the Trust will decline and, therefore, the value of the Trust's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Trust.

Fund Report
For the six-month period ended April 30, 2004

Market Conditions

The U.S. economy continued to show improvement over the six-month period under review. Gross domestic product growth topped 4 percent in both quarters. While strength in output has historically led to higher interest rates, yields remained stubbornly low across the curve. These yields reflected low levels of observed inflation in the economy and gradual improvement in employment. The Federal Open Market Committee maintained its accommodative monetary policy.

Surprising job growth in March, combined with escalating oil prices, led investors to anticipate that the Fed would raise interest rates sooner rather than later. Yet at its April meeting, the Federal Reserve did not change its short-term lending rate but did signal a prospective shift in policy. As a result, bond yields spiked across sectors and maturities.

The supply of new municipal bonds in calendar 2003 reached record levels as municipalities took advantage of historically low interest rates. Many cities and states reduced expenditures by refinancing existing debt at lower yields. In other cases, municipalities attempted to meet budget needs by issuing additional debt. In the first months of 2004, bond sales began to slow.

Low interest rates also had an impact on the demand for municipal bonds. Retail and mutual fund activity slowed as holders of municipal bonds saw little reason to sell bonds purchased at higher yields and reinvest at historically low yields. However, insurance companies and hedge funds purchased municipal bonds based on their attractiveness relative to taxable securities. Additionally, investors stretched for yield by buying lower-rated bonds, causing credit spreads to tighten.

Performance Analysis

The net asset value (NAV) of Morgan Stanley Insured Municipal Income Trust (IIM) decreased from $15.76 to $15.17 per share for the six-month period ended April 30, 2004. Based on this change plus reinvestment of tax-free dividends totaling $0.465 per share and long-term capital gains of $0.287107 per share, the Trust's total NAV return was 1.21 percent. The Trust's value on the New York Stock Exchange (NYSE) decreased from $14.73 to $13.64 per share during the same period. Based on this change plus reinvestment of distributions, the Trust's total market return was –2.63 percent. On April 30, 2004, IIM's NYSE market price was at a 10.09 percent discount to its NAV. Past performance is no guarantee of future results.

Monthly dividends for the second quarter of 2004, declared in March, were unchanged at $0.0775 per share. The dividend reflects the level of the Trust's undistributed net investment income and projected earnings power. The Trust's level of undistributed net investment income was $0.144 per share on April 30, 2004, versus $0.194 per share six months earlier.

The Trust's duration* was targeted to be shorter than its benchmark index. The duration, adjusted for leverage, was 11.1 years. Treasury futures were sold to reduce interest-rate exposure without raising the level of cash in the portfolio. We maintained an average tax-exempt bond maturity objective of 20 years to take advantage of the steepness of the municipal yield curve. Revenue bonds in sectors with reliable income streams from essential services such as municipal electric, transportation and water and sewer systems were emphasized. The Trust's net assets, including preferred shares, of $518 million were diversified across 78 credits in 11 long-term sectors.

As discussed in previous reports, the total income available for distribution to holders of common shares includes incremental income provided by the Trust's outstanding Auction Rate Preferred Shares (ARPS). ARPS dividends reflect prevailing short-term interest rates on maturities ranging from one week to two years. Incremental income to holders of common shares depends on two factors: the amount of ARPS outstanding, and the spread between the portfolio's cost yield and its ARPS auction rate and expenses. The greater the spread and the higher the amount of ARPS outstanding, the greater the amount of incremental income there is available for distribution to holders of common shares. The level of net investment income available for distribution to holders of common shares varies with the level of short-term interest rates. ARPS leverage also increases the price volatility of common shares and has the effect of extending portfolio duration.

During the six-month period under review, ARPS leverage contributed approximately $0.08 per share to common-share earnings. The Trust has five ARPS series totaling $155 million and representing 30 percent of net assets, including preferred shares. These series are currently in two-year auction modes with maturities ranging from July 2004 to January 2006. The yields ranged from 1.20 to 2.20 percent. The latest auction of $20 million Series 4 ARPS in January received a rate of 1.48 percent.

The Trust's procedure for reinvesting all dividends and distributions in common shares is through purchases in the open market. This method helps support the market value of the Trust's shares. In addition, we would like to remind you that the Trustees have approved a procedure whereby the Trust may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase. The Trust may also utilize procedures to reduce or eliminate the amount of outstanding ARPS, including their purchase in the open market or in privately negotiated transactions.

* A measure of the sensitivity of a bond's price to changes in interest rates, expressed in years. Each year of duration represents an expected 1 percent change in the price of a bond for every 1 percent change in interest rates. The longer a bond's duration, the greater the effect of interest-rate movements on its price. Typically, Trusts with shorter durations perform better in rising-interest-rate environments, while Trusts with longer durations perform better when rates decline.

LARGEST SECTORS
Transportation	22.0%
Electric	15.8
General Obligation	15.7
Water & Sewer	14.4
Public Facilities	6.1

CREDIT ENHANCEMENTS
MBIA	30.7%
Ambac	30.0
FGIC	23.3
FSA	15.2
XLCA	0.8

Data as April 30, 2004. Subject to change daily. All percentages are as a percentage of long-term investments. Provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Distribution by Maturity
(% of Long-Term Portfolio) As of April 30, 2004

Weighted Average Maturity: 19 Years

Portfolio structure is subject to change.

Geographic Summary of Investments
Based on Market Value as a Percent of Total Investments

Arizona	1.6%
California	11.5
Colorado	1.5
District of Columbia	3.0
Florida	9.1
Hawaii	1.1
Illinois	6.9
Indiana	3.8
Kentucky	0.8%
Louisiana	1.9
Massachusetts	5.1
Michigan	3.8
Minnesota	1.0
Missouri	1.0
Nebraska	1.0
Nevada	4.5
New Hampshire	0.8%
New Jersey	1.8
New York	9.6
North Carolina	1.3
Ohio	1.0
Pennsylvania	4.3
Rhode Island	2.0
South Carolina	3.7
Tennessee	1.0%
Texas	12.2
Utah	1.0
Virginia	1.3
Washington	2.6
West Virginia	0.6
Joint exemptions*	(0.8)
Total	100.0%

*	Joint exemptions have been included in each geographic location.

Call and Cost (Book) Yield Structure
(Based on Long-Term Portfolio) As of April 30, 2004

Years Bonds Callable  —  Weighted Average Call Protection: 8 Years

Cost (Book) Yield(b)   —  Weighted Average Book Yield: 5.2%

(a)	May include issues callable in previous years.
(b)	Cost or "book" yield is the annual income earned on a portfolio investment based on its original purchase price before the Trust's operating expenses. For example, the Trust is earning a book yield of 5.9% on 12% of the long-term portfolio that is callable in 2004.
Portfolio structure is subject to change.

Morgan Stanley Insured Municipal Income Trust

Portfolio of Investments April 30, 2004 (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Tax-Exempt Municipal Bonds (134.2%)
	General Obligation (21.0%)
$5,000	Solano County Community College District, California, 2002 Ser A (MBIA)	4.75%		08/01/26	$4,862,400
	District of Columbia,
5,000	Refg Ser 1993 B (Ambac)	5.50		06/01/09	5,551,050
6,000	Refg Ser 1993 B (FSA)	5.50		06/01/10	6,675,780
8,000	Florida State Board of Education, Capital Outlay Refg 2002 Ser C (MBIA)	5.00		06/01/19	8,310,400
	Aurora West School District 129, Illinois,
1,000	Ser 2002 A (FGIC)	5.75		02/01/20	1,099,650
2,000	Ser 2002 A (FGIC)	5.75		02/01/21	2,190,580
15,000	Chicago, Illinois, Neighborhoods Alive 21 Ser 2001 A (FGIC)	5.50		01/01/36	15,553,200
15,000	Massachusetts, Refg 2003 Ser D (Ambac)	5.50		10/01/19	16,592,550
8,000	Washoe County, Nevada, Reno – Sparks Convention Ltd Tax Ser 1993 A (FGIC)	5.75		07/01/22	8,313,040
	Pennsylvania,
995	First Ser 2003 RITES PA – 1112 A (MBIA)	8.662	‡	01/01/18	1,082,361
1,555	First Ser 2003 RITES PA – 1112 B (MBIA)	8.662	‡	01/01/19	1,675,606
4,000	Houston, Texas, Public Impr & Refg Ser 2001 B (FSA)	5.50		03/01/17	4,330,440
71,550					76,237,057
	Educational Facilities Revenue (6.4%)
2,500	University of Arizona COPs 2003 Ser B (Ambac)	5.00		06/01/23	2,526,275
4,000	University of California, Ser 2003 B (Ambac)	5.00		05/15/22	4,088,960
3,000	District of Columbia, American Association for the Advancement of Science Ser 1997 (Ambac)	5.125		01/01/27	3,008,850
4,000	Illinois Educational Facilities Authority, DePaul University Refg Ser 1997 (Ambac)	5.50		10/01/19	4,305,080
4,000	New Hampshire Health & Education Facilities Authority, University of New Hampshire Ser 2001 (Ambac)	5.125		07/01/33	4,037,720
5,000	New Jersey Educational Facilities Authority, Higher Education Capital Impr Ser 2002 A (Ambac)††	5.25		09/01/21	5,252,650
22,500					23,219,535
	Electric Revenue (21.3%)
10,000	California Department of Water Resources, Power Supply Ser 2002 A (Ambac)	5.375		05/01/18	10,714,500
3,275	Massachusetts Municipal Wholesale Electric Company, 1993 Ser A (Ambac)	5.00		07/01/10	3,518,038
5,000	Nebraska Public Power District, 2003 Ser A (Ambac)	5.00		01/01/35	4,993,400

See Notes to Financial Statements

Morgan Stanley Insured Municipal Income Trust

Portfolio of Investments April 30, 2004 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
$3,000	Long Island Power Authority, New York, Refg Ser 2003 C (FSA)	5.00%	09/01/28	$3,010,470
6,000	North Carolina Municipal Power Agency #1, Catawba Ser 2003 A (MBIA)	5.25	01/01/19	6,330,720
3,000	Piedmont Municipal Power Agency, South Carolina, Refg Ser 1993 (MBIA)	5.375	01/01/25	3,149,670
10,000	South Carolina Public Service Authority, Ser 2003 A (Ambac)	5.00	01/01/27	10,061,500
5,000	Memphis, Tennessee, Jr Lien Refg 2002 (MBIA)	5.00	12/01/15	5,298,600
	Lower Colorado River Authority, Texas,
10,000	Refg Ser 1999 A (FSA)	5.875	05/15/16	11,207,200
5,000	Refg Ser 2001 (FSA)	5.00	05/15/26	5,001,350
8,800	Refg Ser 2002 (MBIA)	5.00	05/15/31	8,741,656
5,000	Intermountain Power Agency, Utah, 2003 Ser A (FSA)	5.00	07/01/21	5,108,500
74,075				77,135,604
	Hospital Revenue (8.6%)
5,000	Mesa Industrial Development Authority, Arizona, Discovery Health Ser 1999 A (MBIA)	5.875	01/01/16	5,564,500
5,000	Sarasota County Public Hospital Board, Florida, Sarasota Memorial Hospital Refg Ser 1998 B (MBIA)	5.25	07/01/24	5,212,450
5,500	Massachusetts Health & Educational Facilities Authority, Lahey Clinic Medical Center Ser B (MBIA)	5.625	07/01/15	5,622,760
2,000	Missouri Health & Educational Facilities Authority, SSM Health Care Ser 1998 A (MBIA)	5.00	06/01/22	2,014,000
4,000	Washington County Hospital Authority, Pennsylvania, Washington Hospital Ser 1993 (Ambac)	5.625	07/01/23	4,090,080
	Amarillo Health Facilities Corporation, Texas,
3,020	Baptist St Anthony's Hospital Ser 1998 (FSA)	5.50	01/01/16	3,284,491
5,075	Baptist St Anthony's Hospital Ser 1998 (FSA)	5.50	01/01/17	5,506,984
29,595				31,295,265
	Industrial Development/Pollution Control Revenue (7.8%)
7,500	Adams County, Colorado, Public Service Co of Colorado Refg 1993 Ser A (MBIA)	5.875	04/01/14	7,526,625
5,000	Hawaii Department of Budget and Finance, Hawaiian Electric Co Ser 1999 C (AMT) (Ambac)	6.20	11/01/29	5,489,350

See Notes to Financial Statements

Morgan Stanley Insured Municipal Income Trust

Portfolio of Investments April 30, 2004 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
$12,000	Indiana Development Finance Authority, PSI Energy Inc Ser 1993 B (AMT) (MBIA)	5.75%		02/15/28	$12,147,000
3,000	New York State Energy Research & Development Authority, Brooklyn Union Gas Co 1991 Ser D (AMT) (MBIA)	10.093	‡	07/08/26	3,079,830
27,500					28,242,805
	Public Facilities Revenue (8.2%)
3,000	San Jose Financing Authority, California, Civic Center Ser 2002 (Ambac)	5.00		06/01/37	2,953,560
15,000	Miami-Dade County School Board, Florida, 2003 Ser A (FGIC)	5.00		08/01/29	14,966,850
3,000	Orange County School Board, Florida Ser 2001 A COPs (Ambac)	5.25		08/01/14	3,264,060
4,000	Kentucky Property & Building Commission, Project # 79 (MBIA)	5.00		10/01/22	4,085,760
4,200	New York State Dormitory Authority, School Districts 2002 Ser E (MBIA)	5.50		10/01/17	4,577,160
29,200					29,847,390
	Recreational Facilities Revenue (2.6%)
	Metropolitan Pier & Exposition Authority, Illinois,
3,000	McCormick Place Refg Ser 2002 B (MBIA)	0.00	#	06/15/18	2,080,500
5,000	McCormick Place Ser 2002 A (MBIA)	5.25		06/15/42	5,077,550
2,400	Marion County Convention & Recreational Facilities Authority, Indiana, Refg Ser 2003 A (Ambac)	5.00		06/01/19	2,462,472
10,400					9,620,522
	Transportation Facilities Revenue (29.4%)
	California Infrastructure & Economic Development Bank,
5,000	Bay Area Toll Bridges Seismic Retrofit 1st Lien Ser 2003 A (FGIC)	5.00		07/01/29	5,005,100
10,000	Bay Area Toll Bridges Seismic Retrofit 1st Lien Ser 2003 A (Ambac)	5.00		07/01/33	9,976,400
9,000	Long Beach California, Harbor Refg Ser 1998 A (AMT) (FGIC)	6.00		05/15/18	10,128,240
5,000	Miami-Dade County, Florida, Miami Int'l Airport Ser 2003 A (AMT) (FGIC)	5.00		10/01/33	4,890,500
4,000	Illinois Toll Highway Authority, Priority Refg 1998 Ser A (FSA)	5.50		01/01/15	4,434,160
5,000	Minneapolis – St Paul Metropolitan Airports Commission, Minnesota, Ser 2001 C (FGIC)	5.25		01/01/32	5,091,050
3,000	St Louis, Missouri, Lambert Int'l Airport Ser 2001 A (MBIA)	5.00		07/01/20	3,060,450
9,000	Nevada Department of Business & Industry, Las Vegas Monorail 1st Tier Ser 2000 (Ambac)	5.375		01/01/40	9,186,390

See Notes to Financial Statements

Morgan Stanley Insured Municipal Income Trust

Portfolio of Investments April 30, 2004 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Metropolitan Transportation Authority, New York,
$3,000	Dedicated Tax Fund Ser 2002 A (FSA)	5.25%	11/15/24	$3,113,850
10,000	Transportation Refg Ser 2002 A (FGIC)	5.00	11/15/25	10,100,200
4,000	Port Authority of New York & New Jersey, Cons 135 Ser (MBIA)**	5.00	09/15/29	4,008,640
10,000	Triborough Bridge & Tunnel Authority, New York, Refg 2002 E (MBIA)	5.25	11/15/22	10,501,499
5,000	South Carolina Transportation Infrastructure Bank, Ser 1999 A (Ambac)	5.50	10/01/16	5,461,600
9,000	Dallas – Fort Worth Int'l Airport, Texas, Ser 2003 A (AMT) (FSA)	5.375	11/01/22	9,283,050
4,000	Texas Turnpike Authority, Central Texas First Tier Ser 2002 A (Ambac)	5.50	08/15/39	4,164,920
3,000	Richmond Metropolitan Authority, Virginia, Refg Ser 2002 (FGIC)	5.25	07/15/22	3,221,190
5,000	Port of Seattle, Washington, Ser 2001 B (AMT) (MBIA)	5.625	02/01/24	5,159,100
103,000				106,786,339
	Water & Sewer Revenue (19.4%)
4,000	Oxnard Financing Authority, California, Water Ser 2004 (XLCA)	5.00	06/01/28	3,985,960
5,000	San Diego County Water Authority, California, Ser 2002A COPs (MBIA)	5.00	05/01/27	4,996,600
1,000	Lee County, Florida, Water & Sewer Ser B (MBIA)	5.00	10/01/29	1,001,820
5,000	Tampa Bay Water Authority, Florida, Ser 2001 A (FGIC)	5.00	10/01/28	5,009,300
	Detroit, Michigan,
3,000	Sewage Disposal Ser 2001 A (FGIC)	5.125	07/01/31	3,019,980
3,000	Sewage Refg Ser 2003 A (FSA)	5.00	07/01/26	3,009,660
8,000	Sewage Refg Ser 2003 A (FSA)	5.00	07/01/28	8,008,800
5,080	Las Vegas Water District, Nevada, Impr & Refg Ser 2003 A (FGIC)	5.25	06/01/19	5,369,814
	Cleveland, Ohio,
1,500	Waterworks 2002 Ser K (FGIC)	5.25	01/01/20	1,578,645
1,300	Waterworks 2002 Ser K (FGIC)	5.25	01/01/21	1,363,856
2,000	Waterworks Impr & Refg 1998 Ser I (FSA)	5.00	01/01/23	2,021,500
4,000	Allegheny County Sanitary Authority, Pennsylvania, Sewer Ser 2000 (MBIA)	5.50	12/01/24	4,233,200
5,000	Philadelphia, Pennsylvania, Water & Wastewater Ser 1998 (Ambac)	5.25	12/15/14	5,479,700
10,000	Houston, Texas, Water & Sewer Jr Lien Refg 2000 B (FGIC)	5.25	12/01/30	10,138,400
5,000	King County, Washington, Sewer Refg 2001 (FGIC)	5.00	01/01/31	4,981,400

See Notes to Financial Statements

Morgan Stanley Insured Municipal Income Trust

Portfolio of Investments April 30, 2004 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Seattle, Washington,
$1,445	Water System RITES – PA – 1143 – A (MBIA)	8.633	‡%	09/01/20	$1,530,660
1,435	Water System RITES – PA – 1143 – B (MBIA)	8.633	‡	09/01/23	1,474,362
2,900	West Virginia Water Development Authority, Refg Ser B (Ambac)	5.25		11/01/23	3,027,368
68,660					70,231,025
	Other Revenue (3.8%)
2,000	Nassau County Interim Finance Authority, New York, Sales Tax Ser 2003 A (Ambac)	4.75		11/15/22	1,984,140
	New York City Transitional Finance Authority, New York,
3,575	2004 Ser C (MBIA)	5.00		02/01/20	3,704,594
2,000	2000 Ser C (Ambac)	5.25		08/01/21	2,107,240
2,500	2000 Ser C (Ambac)	5.25		08/01/22	2,619,975
3,000	Alexandria Industrial Development Authority, Virginia, Institute for Defense Analysis Ser 2000 A (Ambac)	5.90		10/01/30	3,278,550
13,075					13,694,499
	Refunded (5.7%)
1,600	Redding, California, Electric Ser 1993 A COPs (FGIC)	10.12	‡	06/01/05†	1,673,120
3,000	Miami-Dade County School Board, Florida, Ser 2001 A COPs (MBIA)	5.00		05/01/11†	3,296,760
5,000	Allegheny County Hospital Development Authority, Pennsylvania, Pittsburgh Mercy Health Ser 1996 (Ambac) (ETM)	5.625		08/15/18	5,427,550
10,000	Rhode Island Depositors Economic Protection Corporation, Refg 1992 Ser B (MBIA) (ETM)	6.00		08/01/17	10,234,700
19,600					20,632,130
469,155	Total Tax-Exempt Municipal Bonds (Cost $473,564,466)				486,942,171
	Short-Term Tax-Exempt Municipal Obligations (5.3%)
4,495	Indiana Health Facility Financing Authority, Clarian Health Ser 2000 B (Demand 05/03/04)	1.10	*	03/01/30	4,495,000
2,800	East Baton Rouge Parish, Louisiana, Exxon Corp Ser 1993 (Demand 05/03/04)	1.03	*	03/01/22	2,800,000

See Notes to Financial Statements

Morgan Stanley Insured Municipal Income Trust

Portfolio of Investments April 30, 2004 (unaudited) continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
$6,850	Louisiana Public Facilities Authority, Our Lady of the Lake Regional Medical Center Ser 1993 D & E (FSA)	8.386	‡%	05/28/04†	$7,173,046
4,900	Monroe County, Michigan, Detroit Edison Co Ser CC (AMT) (MBIA) (Called for redemption 06/01/04)	6.55		06/01/24	4,969,727
19,045	Total Short-Term Tax-Exempt Municipal Obligations (Cost $19,157,898)				19,437,773
$488,200	Total Investments (Cost $492,722,364) (a) (b)			139.5%	506,379,944
	Other Assets in Excess of Liabilities			3.2	11,784,841
	Preferred Shares of Beneficial Interest			(42.7)	(155,212,304)
	Net Assets Applicable to Common Shareholders			100.0%	$362,952,481

Note:	The categories of investments are shown as a percentage of net assets applicable to common shareholders.
AMT	Alternative Minimum Tax.
COPs	Certificates of Participation.
ETM	Escrowed to maturity.
RITES	Residual Interest Tax-Exempt Securities.
†	Prerefunded to call date shown.
††	A portion of this security has been physically segregated in connection with open futures contracts in the amount of $1,586,250.
‡	Current coupon rate for inverse floating rate municipal obligation. This rate resets periodically as the auction rate on the related security changes. Positions in inverse floating rate municipal obligations have a total value of $17,688,985 which represents 4.9% of net assets applicable to common shareholders.
#	Currently a zero coupon security; will convert to 5.30% on June 15, 2012.
*	Current coupon of variable rate demand obligation.
**	Joint exemption in New York and New Jersey.
(a)	Securities have been designated as collateral in an amount equal to $149,730,258 in connection with open futures contracts.
(b)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $16,443,627 and the aggregate gross unrealized depreciation is $2,786,047, resulting in net unrealized appreciation of $13,657,580.
Bond Insurance:
Ambac	Ambac Assurance Corporation.
FGIC	Financial Guaranty Insurance Company.
FSA	Financial Security Assurance Inc.
MBIA	Municipal Bond Investors Assurance Corporation.
XLCA	XL Capital Assurance Inc.

Futures Contracts Open at April 30, 2004:

NUMBER OF CONTRACTS	LONG/SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION
450	Short	U.S. Treasury Note 5 Yr June/2004	$(49,471,875)	$1,049,936
900	Short	U.S. Treasury Note 10 Yr June/2004	(99,450,000)	2,906,325
	Total unrealized appreciation			$3,956,261

See Notes to Financial Statements

Morgan Stanley Insured Municipal Income Trust

Financial Statements

Statement of Assets and Liabilities

April 30, 2004 (unaudited)

Assets:
Investments in securities, at value (cost $492,722,364)	$506,379,944
Cash	19,530
Receivable for:
Interest	8,365,002
Investments sold	3,538,247
Prepaid expenses and other assets	713,987
Total Assets	519,016,710
Liabilities:
Payable for:
Investment management fee	176,847
Common shares of beneficial interest repurchased	167,961
Variation margin	386,712
Accrued expenses and other payables	120,405
Total Liabilities	851,925
Preferred shares of beneficial interest (at liquidation value) (1,000,000 shares authorized of non-participating $.01 par value, 3,100 shares outstanding)	155,212,304
Net Assets Applicable to Common Shareholders	$362,952,481
Composition of Net Assets Applicable to Common Shareholders:
Common shares of beneficial interest (unlimited shares authorized of $.01 par value, 23,919,238 shares outstanding)	$345,698,738
Net unrealized appreciation	17,613,841
Accumulated undistributed net investment income	3,438,110
Accumulated net realized loss	(3,798,208)
Total Net Assets Applicable to Common Shareholders	$362,952,481
Net Asset Value Per Common Share, ($362,952,481 divided by 23,919,238 common shares outstanding)	$15.17

See Notes to Financial Statements

Morgan Stanley Insured Municipal Income Trust

Financial Statements continued

Statement of Operations

For the six months ended April 30, 2004 (unaudited)

Net Investment Income:
Interest Income	$13,014,865
Expenses
Investment management fee	935,194
Auction commission fees	385,873
Transfer agent fees and expenses	86,188
Professional fees	34,792
Shareholder reports and notices	21,621
Auction agent fees	16,019
Registration fees	8,310
Trustees' fees and expenses	6,625
Custodian fees	5,115
Other	28,485
Total Expenses	1,528,222
Less: expense offset	(4,947)
Net Expenses	1,523,275
Net Investment Income	11,491,590
Net Realized and Unrealized Gain (Loss):
Net Realized Gain (Loss) on:
Investments	1,192,102
Futures contracts	(7,828,472)
Net Realized Loss	(6,636,370)
Net Change in Unrealized Appreciation/Depreciation on:
Investments	(6,467,700)
Futures contracts	6,794,437
Net Appreciation	326,737
Net Loss	(6,309,633)
Dividends to preferred shareholders from net investment income	(1,543,748)
Net Increase	$3,638,209

See Notes to Financial Statements

Morgan Stanley Insured Municipal Income Trust

Financial Statements continued

Statement of Changes in Net Assets

	FOR THE SIX MONTHS ENDED APRIL 30, 2004	FOR THE YEAR ENDED OCTOBER 31, 2003
	(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$11,491,590	$25,005,653
Net realized gain (loss)	(6,636,370)	10,225,785
Net change in unrealized appreciation/depreciation	326,737	(9,235,006)
Dividends to preferred shareholders from net investment income	(1,543,748)	(2,573,199)
Net Increase	3,638,209	23,423,233
Dividends and Distributions to Common Shareholder from:
Net investment income	(11,204,638)	(22,402,100)
Net realized gain	(6,940,823)	—
Total Dividends and Distributions	(18,145,461)	(22,402,100)
Decrease from transactions in common shares of beneficial interest	(4,685,686)	(15,235,304)
Net Decrease	(19,192,938)	(14,214,171)
Net Assets Applicable to Common Shareholders:
Beginning of period	382,145,419	396,359,590
End of Period (Including accumulated undistributed net investment income of $3,438,110 and $4,694,906, respectively)	$362,952,481	$382,145,419

See Notes to Financial Statements

Morgan Stanley Insured Municipal Income Trust

Notes to Financial Statements April 30, 2004 (unaudited)

1.   Organization and Accounting Policies

Morgan Stanley Insured Municipal Income Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Trust's investment objective is to provide current income which is exempt from federal income tax. The Trust was organized as a Massachusetts business trust on March 12, 1992 and commenced operations on February 26, 1993.

The following is a summary of significant accounting policies:

A.   Valuation of Investments — (1) portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service uses both a computerized grid matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the mean between the last reported bid and asked price. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. The Trustees believe that timely and reliable market quotations are generally not readily available for purposes of valuing tax-exempt securities and that the valuations supplied by the pricing service are more likely to approximate the fair value of such securities; (2) futures are valued at the latest sale price on the commodities exchange on which they trade unless it is determined that such price does not reflect their market value, in which case they will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees; and (3) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B.   Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C.   Futures Contracts — A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Trust is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Trust agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Trust as unrealized gains and losses. Upon closing of the contract, the Trust realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Morgan Stanley Insured Municipal Income Trust

Notes to Financial Statements April 30, 2004 (unaudited) continued

D.   Federal Income Tax Policy — It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

E.   Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

F.   Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2.   Investment Management Agreement

Pursuant to an Investment Management Agreement, with Morgan Stanley Investment Advisors Inc. (the "Investment Manager") the Trust pays the Investment Manager a management fee, calculated weekly and payable monthly, by applying the annual rate of 0.35% to the Trust's weekly net assets including preferred shares.

3.   Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended April 30, 2004, aggregated $20,032,123 and $38,519,470, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager, is the Trust's transfer agent. At April 30, 2004, the Trust had transfer agent fees and expenses payable of approximately $15,700.

The Trust has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Trust who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. Aggregate pension costs for the year ended April 30, 2004, included in Trustees' fees and expenses in the Statement of Operations amounted to $3,070. At April 30, 2004, the Trust had an accrued pension liability of $50,387 which is included in accrued expenses in the Statement of Assets and Liabilities. On December 2, 2003, the Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003.

Effective April 1, 2004, the Trust began an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Trust.

Morgan Stanley Insured Municipal Income Trust

Notes to Financial Statements April 30, 2004 (unaudited) continued

4.   Preferred Shares of Beneficial Interest

The Trust is authorized to issue up to 1,000,000 non-participating preferred shares of beneficial interest having a par value of $.01 per share, in one or more series, with rights as determined by the Trustees, without approval of the common shareholders. The Trust has issued Series 1 through 5 Auction Rate Preferred Shares ("Preferred Shares") which have a liquidation value of $50,000 per share plus the redemption premium, if any, plus accumulated but unpaid dividends, whether or not declared, thereon to the date of distribution. The Trust may redeem such shares, in whole or in part, at the original purchase price of $50,000 per share plus accumulated but unpaid dividends, whether or not declared, thereon to the date of redemption.

Dividends, which are cumulative, are reset through auction procedures.

SERIES	SHARES*	AMOUNT IN THOUSANDS*	RATE*	RESET DATE	RANGE OF DIVIDEND RATES**
1	400	$20,000	1.36%	01/10/05	1.36%
2	900	45,000	1.20	07/11/05	1.20
3	1,000	50,000	2.20	07/12/04	2.20
4	400	20,000	1.48	01/09/06	1.48 – 2.47
5	400	20,000	1.70	09/12/05	1.70

*	As of April 30, 2004.
**	For the six months ended April 30, 2004.

Subsequent to April 30, 2004 and up through June 4, 2004, the Trust paid dividends to each of the Series 1 through 5 at rates ranging from 1.20% to 2.20% in the aggregate amount of $424,608.

The Trust is subject to certain restrictions relating to the preferred shares. Failure to comply with these restrictions could preclude the Trust from declaring any distributions to common shareholders or purchasing common shares and/or could trigger the mandatory redemption of preferred shares at liquidation value.

The preferred shares, which are entitled to one vote per share, generally vote with the common shares but vote separately as a class to elect two Trustees and on any matters affecting the rights of the preferred shares.

Morgan Stanley Insured Municipal Income Trust

Notes to Financial Statements April 30, 2004 (unaudited) continued

5.   Common Shares of Beneficial Interest

Transactions in common shares of beneficial interest were as follows:

	SHARES	PAR VALUE	CAPITAL PAID IN EXCESS OF PAR VALUE
Balance, October 31, 2002	25,287,513	$252,875	$365,366,853
Treasury shares purchased and retired (weighted average discount 7.90%)*	(1,047,375)	(10,474)	(15,224,830)
Balance, October 31, 2003	24,240,138	242,401	$350,142,023
Treasury shares purchased and retired (weighted average discount 6.73%)*	(320,900)	(3,209)	(4,682,477)
Balance, April 30, 2004	23,919,238	$239,192	$345,459,546

*	The Trustees have voted to retire the shares purchased.

6.   Dividends to Common Shareholders

On March 30, 2004, the Trust declared the following dividends from net investment income:

AMOUNT PER SHARE	RECORD DATE	PAYABLE DATE
$0.0775	May 07, 2004	May 21, 2004
$0.0775	June 04, 2004	June 18, 2004

7.   Expense Offset

The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Trust.

8.   Risks Relating to Certain Financial Instruments

The Trust may invest a portion of its assets in residual interest bonds, which are inverse floating rate municipal obligations. The prices of these securities are subject to greater market fluctuations during periods of changing prevailing interest rates than are comparable fixed rate obligations.

To hedge against adverse interest rate changes, the Trust may invest in financial futures contracts or municipal bond index futures contracts ("futures contracts").

These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Trust bears the risk of an unfavorable change in the value of the underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Morgan Stanley Insured Municipal Income Trust

Notes to Financial Statements April 30, 2004 (unaudited) continued

9.   Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of October 31, 2003, the Trust had temporary book/tax differences primarily attributable to book amortization of discount on debt securities, market-to-market of open futures contracts and dividend payable.

Morgan Stanley Insured Municipal Income Trust

Financial Highlights

Selected ratios and per share data for a common share of beneficial interest outstanding throughout each period:

	FOR THE SIX MONTHS ENDED APRIL 30, 2004		FOR THE YEAR ENDED OCTOBER 31,
			2003		2002	2001	2000	1999
	(unaudited)
Selected Per Share Data:
Net asset value, beginning of period	$15.76		$15.67		$15.42	$14.44	$13.69	$15.47
Income (loss) from investment operations:
Net investment income*	0.48		1.01		1.04	1.03	1.01	1.01
Net realized and unrealized gain (loss)	(0.26)		0.03		0.11	0.90	0.79	(1.77)
Common share equivalent of dividends paid to preferred shareholders*	(0.06)		(0.10)		(0.13)	(0.22)	(0.22)	(0.19)
Total income (loss) from investment operations	0.16		0.94		1.02	1.71	1.58	(0.95)
Less dividends and distributions from:
Net investment income	(0.47)		(0.90)		(0.82)	(0.78)	(0.86)	(0.84)
Net realized gain	(0.29)		—		—	—	—	—
Total dividends and distributions	(0.76)		(0.90)		(0.82)	(0.78)	(0.86)	(0.84)
Anti-dilutive effect of acquiring treasury shares*	0.01		0.05		0.05	0.05	0.03	0.01
Net asset value, end of period	$15.17		$15.76		$15.67	$15.42	$14.44	$13.69
Market value, end of period	$13.64		$14.73		$14.05	$14.13	$12.813	$13.25
Total Return†	(2.63)	% (1)	11.53%		5.35%	16.70%	3.29%	(5.17)%
Ratios to Average Net Assets of Common Shareholders:
Total expenses (before expense offset)	0.80	%(2)	0.75	% (3)	0.72%	0.71%	0.73%	0.70%
Net investment income before preferred stock dividends	6.05	%(2)	6.38%		6.82%	6.84%	7.27%	6.71%
Preferred stock dividends	0.81	%(2)	0.66%		0.87%	1.43%	1.59%	1.26%
Net investment income available to common shareholders	5.24	%(2)	5.72%		5.95%	5.41%	5.68%	5.45%
Supplemental Data:
Net assets applicable to common shareholders, end of period, in thousands	$362,952		$382,145		$396,360	$405,226	$392,513	$384,277
Asset coverage on preferred shares at end of period	334%		346%		355%	361%	352%	347%
Portfolio turnover rate	4	%(1)	43%		17%	13%	11%	5%

*	The per share amounts were computed using an average number of common shares outstanding during the period.
†	Total return is based upon the current market value on the last day of each period reported. Dividends and distributions are assumed to be reinvested at the prices obtained under the Trust's dividend reinvestment plan. Total return does not reflect brokerage commissions.
(1)	Not annualized.
(2)	Annualized.
(3)	Does not reflect the effect of expense offset of 0.01%.

See Notes to Financial Statements

(This page has been left blank intentionally.)

(This page has been left blank intentionally.)

Trustees

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

Officers

Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President

Ronald E. Robison
Executive Vice President and Principal Executive Officer

Barry Fink
Vice President

Joseph J. McAlinden
Vice President

Stefanie V. Chang
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Auditors

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Investment Manager

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Trust without examination by the independent auditors and accordingly they do not express an opinion thereon.

Investments and services offered through Morgan Stanley DW Inc., member SIPC.

© 2004 Morgan Stanley

37958RPT-RA04-00255P-Y04/04	MORGAN STANLEY FUNDS
Morgan Stanley Insured Municipal Income Trust Semiannual Report April 30, 2004

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6. [Reserved.]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End
Management Investment Companies.

Not applicable for semiannual reports.

Item 8. [Reserved.]

Item 9 - Controls and Procedures

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

     There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year
(the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10 Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                        2

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Insured Municipal Income Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
June 22, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
June 22, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
June 22, 2004

                                        3

                                                                   EXHIBIT 10 B1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

                                 CERTIFICATIONS
                                 --------------

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-CSR of Morgan Stanley Insured
     Municipal Income Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

a)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

[b)  Omitted.]

c)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

                                        4

a)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: June 22, 2004

                                                     /s/ Ronald E. Robison
                                                     Ronald E. Robison
                                                     Principal Executive Officer

                                       5

                                                                   EXHIBIT 10 B2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

                                 CERTIFICATIONS
                                 --------------

I, Francis Smith, certify that:

6.   I have reviewed this report on Form N-CSR of Morgan Stanley Insured
     Municipal Income Trust;

7.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

8.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

9.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

b)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

[b)  Omitted.]

e)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

f)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

10.  The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

c)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

                                        6

d)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: June 22, 2004

                                                     /s/ Francis Smith
                                                     Francis Smith
                                                     Principal Financial Officer

                                        7

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Insured Municipal Income Trust

     In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended April 30, 2004 that is accompanied by this certification, the undersigned hereby certifies that:

1.   The Report fully complies with the requirements of Section 13(a) or 15(d)
     of the Securities Exchange Act of 1934; and

2.   The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: June 22, 2004                                  /s/ Ronald E. Robison
                                                     ---------------------------
                                                     Ronald E. Robison
                                                     Principal Executive Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Insured Municipal Income Trust and will be retained by Morgan Stanley Insured Municipal Income Trust and furnished to the Securities and Exchange Commission or its staff upon request.

                                        8

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Insured Municipal Income Trust

     In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended April 30, 2004 that is accompanied by this certification, the undersigned hereby certifies that:

1.   The Report fully complies with the requirements of Section 13(a) or 15(d)
     of the Securities Exchange Act of 1934; and

2.   The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: June 22, 2004                                  /s/ Francis Smith
                                                     ---------------------------
                                                     Francis Smith
                                                     Principal Financial Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Insured Municipal Income Trust and will be retained by Morgan Stanley Insured Municipal Income Trust and furnished to the Securities and Exchange Commission or its staff upon request.

                                        9